Transamerica Funds
Supplement dated January 22, 2010
to the Prospectuses dated March 1, 2009, November 13, 2009 and November 30, 2009,
each as may have been previously supplemented
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The following supplements the information under the section entitled “Other Distribution or Service Arrangements” of the Prospectus(es):
All Funds
TCI, TAM and their affiliates may enter into arrangements with affiliated entities that provide administrative, recordkeeping and other services with respect to one or more of the funds. Payment for these services is made by TCI, TAM and their affiliates out of past profits and other available sources and may take the form of internal credit, recognition or cash payments. These payments do not result in increased fund expenses and are not reflected in the fees and expenses tables included in the prospectus. TCI, TAM and their affiliates may also enter into similar arrangements with unaffiliated entities.
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The following is added to the section entitled “Exchanging Shares” of the Prospectus(es):
All Funds

▪	In certain circumstances, shares of one class of a fund may also be exchanged directly for shares of another class of the same fund, as described in the Statement of Additional Information.
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The following amends information under the section entitled “Additional Information — Management - Portfolio Manager(s)” of the Prospectus(es):
Transamerica UBS Large Cap Value
Scott Hazen is no longer a portfolio manager of the fund.
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The following information replaces information in the “List of Underlying Funds” in the Prospectus(es) as applicable:
Transamerica Asset Allocation – Growth Portfolio

▪ Transamerica AllianceBernstein International Value	▪ Transamerica JPMorgan Mid Cap Value
▪ Transamerica Balanced	▪ Transamerica MFS International Equity
▪ Transamerica BlackRock Global Allocation	▪ Transamerica Money Market
▪ Transamerica BlackRock Large Cap Value	▪ Transamerica Neuberger Berman International
▪ Transamerica BlackRock Natural Resources	▪ Transamerica Oppenheimer Developing Markets
▪ Transamerica BNY Mellon Market Neutral Strategy	▪ Transamerica Oppenheimer Small- & Mid-Cap Value
▪ Transamerica Clarion Global Real Estate Securities	▪ Transamerica Schroders International Small Cap
▪ Transamerica Diversified Equity	▪ Transamerica Small/Mid Cap Value
▪ Transamerica Equity	▪ Transamerica Third Avenue Value
▪ Transamerica Federated Market Opportunity	▪ Transamerica Thornburg International Value
▪ Transamerica First Quadrant Global Macro	▪ Transamerica UBS Large Cap Value
▪ Transamerica Focus	▪ Transamerica Van Kampen Mid-Cap Growth
▪ Transamerica Growth Opportunities	▪ Transamerica Van Kampen Small Company Growth
▪ Transamerica Jennison Growth	▪ Transamerica WMC Emerging Markets
Transamerica Asset Allocation – Moderate Growth Portfolio

▪ Transamerica AEGON High Yield Bond	▪ Transamerica Diversified Equity
▪ Transamerica AllianceBernstein International Value	▪ Transamerica Equity
▪ Transamerica Balanced	▪ Transamerica First Quadrant Global Macro
▪ Transamerica BlackRock Global Allocation	▪ Transamerica Focus
▪ Transamerica BlackRock Large Cap Value	▪ Transamerica Federated Market Opportunity
▪ Transamerica BlackRock Natural Resources	▪ Transamerica Flexible Income
▪ Transamerica BNY Mellon Market Neutral Strategy	▪ Transamerica Growth Opportunities
▪ Transamerica Clarion Global Real Estate Securities	▪ Transamerica Jennison Growth

▪ Transamerica JPMorgan Core Bond	▪ Transamerica Schroders International Small Cap
▪ Transamerica JPMorgan International Bond	▪ Transamerica Short-Term Bond
▪ Transamerica JPMorgan Mid Cap Value	▪ Transamerica Small/Mid Cap Value
▪ Transamerica Loomis Sayles Bond	▪ Transamerica Third Avenue Value
▪ Transamerica MFS International Equity	▪ Transamerica Thornburg International Value
▪ Transamerica Money Market	▪ Transamerica UBS Large Cap Value
▪ Transamerica Neuberger Berman International	▪ Transamerica Van Kampen Emerging Markets Debt
▪ Transamerica Oppenheimer Developing Markets	▪ Transamerica Van Kampen Mid-Cap Growth
▪ Transamerica Oppenheimer Small- & Mid-Cap Value	▪ Transamerica Van Kampen Small Company Growth
▪ Transamerica PIMCO Real Return TIPS	▪ Transamerica WMC Emerging Markets
▪ Transamerica PIMCO Total Return
Transamerica Asset Allocation – Moderate Portfolio

▪ Transamerica AEGON High Yield Bond	▪ Transamerica Loomis Sayles Bond
▪ Transamerica AllianceBernstein International Value	▪ Transamerica MFS International Equity
▪ Transamerica Balanced	▪ Transamerica Money Market
▪ Transamerica BlackRock Global Allocation	▪ Transamerica Neuberger Berman International
▪ Transamerica BlackRock Large Cap Value	▪ Transamerica Oppenheimer Developing Markets
▪ Transamerica BlackRock Natural Resources	▪ Transamerica Oppenheimer Small- & Mid-Cap Value
▪ Transamerica BNY Mellon Market Neutral Strategy	▪ Transamerica PIMCO Real Return TIPS
▪ Transamerica Clarion Global Real Estate Securities	▪ Transamerica PIMCO Total Return
▪ Transamerica Diversified Equity	▪ Transamerica Schroders International Small Cap
▪ Transamerica Equity	▪ Transamerica Short-Term Bond
▪ Transamerica Federated Market Opportunity	▪ Transamerica Small/Mid Cap Value
▪ Transamerica First Quadrant Global Macro	▪ Transamerica Third Avenue Value
▪ Transamerica Flexible Income	▪ Transamerica Thornburg International Value
▪ Transamerica Focus	▪ Transamerica UBS Large Cap Value
▪ Transamerica Growth Opportunities	▪ Transamerica Van Kampen Emerging Markets Debt
▪ Transamerica Jennison Growth	▪ Transamerica Van Kampen Mid-Cap Growth
▪ Transamerica JPMorgan Core Bond	▪ Transamerica Van Kampen Small Company Growth
▪ Transamerica JPMorgan International Bond	▪ Transamerica WMC Emerging Markets
▪ Transamerica JPMorgan Mid Cap Value
Transamerica Asset Allocation – Conservative Portfolio

▪ Transamerica AEGON High Yield Bond	▪ Transamerica Loomis Sayles Bond
▪ Transamerica AllianceBernstein International Value	▪ Transamerica MFS International Equity
▪ Transamerica Balanced	▪ Transamerica Money Market
▪ Transamerica BlackRock Global Allocation	▪ Transamerica Neuberger Berman International
▪ Transamerica BlackRock Large Cap Value	▪ Transamerica Oppenheimer Developing Markets
▪ Transamerica BlackRock Natural Resources	▪ Transamerica Oppenheimer Small- & Mid-Cap Value
▪ Transamerica BNY Mellon Market Neutral Strategy	▪ Transamerica PIMCO Real Return TIPS
▪ Transamerica Clarion Global Real Estate Securities	▪ Transamerica PIMCO Total Return
▪ Transamerica Diversified Equity	▪ Transamerica Schroders International Small Cap
▪ Transamerica Equity	▪ Transamerica Short-Term Bond
▪ Transamerica Federated Market Opportunity	▪ Transamerica Small/Mid Cap Value
▪ Transamerica First Quadrant Global Macro	▪ Transamerica Third Avenue Value
▪ Transamerica Flexible Income	▪ Transamerica Thornburg International Value
▪ Transamerica Focus	▪ Transamerica UBS Large Cap Value
▪ Transamerica Growth Opportunities	▪ Transamerica Van Kampen Emerging Markets Debt
▪ Transamerica Jennison Growth	▪ Transamerica Van Kampen Mid-Cap Growth
▪ Transamerica JPMorgan Core Bond	▪ Transamerica Van Kampen Small Company Growth
▪ Transamerica JPMorgan International Bond	▪ Transamerica WMC Emerging Markets
▪ Transamerica JPMorgan Mid Cap Value

Transamerica Multi-Manager Alternative Strategies Portfolio

▪ Transamerica BlackRock Global Allocation	▪ Transamerica JPMorgan International Bond
▪ Transamerica BlackRock Natural Resources	▪ Transamerica Loomis Sayles Bond
▪ Transamerica BNY Mellon Market Neutral Strategy	▪ Transamerica Money Market
▪ Transamerica Clarion Global Real Estate Securities	▪ Transamerica Oppenheimer Developing Markets
▪ Transamerica Federated Market Opportunity	▪ Transamerica Schroders International Small Cap
▪ Transamerica First Quadrant Global Macro	▪ Transamerica Third Avenue Value
▪ Transamerica JPMorgan Core Bond	▪ Transamerica WMC Emerging Markets
Transamerica Multi-Manager International

▪ Transamerica AllianceBernstein International Value	▪ Transamerica Neuberger Berman International
▪ Transamerica BlackRock Global Allocation	▪ Transamerica Oppenheimer Developing Markets
▪ Transamerica Clarion Global Real Estate Securities	▪ Transamerica Schroders International Small Cap
▪ Transamerica Federated Market Opportunity	▪ Transamerica Thornburg International Value
▪ Transamerica First Quadrant Global Macro	▪ Transamerica WMC Emerging Markets
▪ Transamerica MFS International Equity
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Investors Should Retain this Supplement for Future Reference

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